Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Schedule of customers that represent 10% or more of the Company's total revenue and accounts receivable

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash equivalents, restricted cash, and accounts receivable, net. The Company maintains deposits in accredited financial institutions in excess of federally insured limits. The Company maintains its cash, cash equivalents and restricted cash with financial institutions that management believes to be of high credit quality. The Company has not experienced any losses on such accounts and does not believe it is exposed to any unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

Significant customers are those which represent more than 10% of the Company’s total revenue or accounts receivable, net balance at each respective balance sheet date. The following table presents customers that represent 10% or more of the Company’s total revenue:

	Year Ended December 31,
	2021	2020
Customer A	—%	10.7%
	—%	10.7%

Customer A revenue is from subscriptions.

The following table presents customers that represent 10% or more of the Company’s accounts receivable, net:

	December 31,
	2021	2020
Customer C		23.8%
Customer D		23.4%
Customer E	18.2%
Customer F	11.8%
	30.0%	47.2%

Schedule of cash, cash equivalents, and restricted cash

Cash, cash equivalents, and restricted cash as reported on the consolidated statement of cash flows consists of the following (in thousands):

	December 31,
	2021	2020
Cash and cash equivalents	$307,492	$4,704
Restricted cash	675	—
Total cash, cash equivalents, and restricted cash	$308,167	$4,704

Schedule of estimated useful life of property and equipment

Estimated Useful Life
Computers and telecommunications equipment	3 years
Lab equipment	5 years
Purchased software	4 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of remaining lease term or useful life
Leased equipment	4-7 years
Internal-use software	4 years

Schedule of estimated revenues expected to be recognized in the future related to performance obligations that are unsatisfied

	Less than 1 year	Greater than 1 year	Total
Product revenue	$187	$68	$255
Subscription revenue	11,183	25,065	36,248
Service revenue	22	—	22
Maintenance revenue	1,128	2,507	3,635
Total revenue	$12,520	$27,640	$40,160

Schedule of future minimum payments on noncancelable leases	As of December 31, 2021, future minimum payments on noncancelable leases are as follows (in thousands):

Future operating lease component (in thousands):
Year Ending December 31, 2021:
2022	$11,183
2023	10,573
2024	9,165
2025	4,852
Thereafter	475
$36,248

Summary of rollforward of deferred revenue

(in thousands)
Balance at December 31, 2020	$4,197
Revenue recognized	(10,877)
Revenue deferred	15,845
Balance at December 31, 2021	$9,165

Summary of company's revenue by revenue stream

The following table presents the Company’s revenue by revenue stream (in thousands):

	Year Ended December 31,
(in thousands)	2021	2020
Product revenue	13,917	1,279
Leased Equipment	6,130	2,073
SaaS and Maintenance Services(1)	2,568	1,083
Professional Services	1,077	350
Total revenue	$23,692	$4,785
(1)	SaaS and Maintenance Services revenue is inclusive of $1.7 million and $0.6 million of revenue related to equipment that is leased to customers during the years ended December 31, 2021 and 2020, respectively, determined based on a relative fair value allocation as prescribed by ASC 606. This has been broken out from the leased equipment and combined with SaaS and Maintenance services from product sales within this line item.

Summary of changes in allowance for doubtful accounts

Allowance for Doubtful Accounts
Balance at December 31, 2019	$(16)
Provisions	(63)
Write-offs, net of recoveries	16
Balance at December 31, 2020	$(63)
Provisions	(50)
Write-offs, net of recoveries	63
Balance at December 31, 2021	$(50)